Loans Payable	12 Months Ended
Dec. 31, 2014
Loan Payable
13. Loans Payable

In connection with the Echo transaction, the Partnership borrowed $6,800,000 in the form of a senior participation with interest accruing at 10% per annum through February 28, 2014 then at 8.9% per annum when the Partnership made a one-time $600,000 payment which was applied to principal. The senior participant, as collateral, has a first priority security interest in all of the leased assets acquired by Echo as well as a senior participation interest in the proceeds from the leased assets, while the Partnership has a junior participation interest until the loan is repaid in full. Beginning January 1, 2014 and monthly thereafter, all of the cash received from these leased assets is applied first against accrued and unpaid interest of the senior participant, second, against any cumulative interest shortfall of the senior participant, third, against accrued and unpaid interest of the junior participants, fourth, against the outstanding principal balance of the senior participation with any excess distributed to the junior participants. There is no stated repayment term for the principal. The outstanding principal balance of the loan as of December 31, 2014 was $3,852,964.

In connection with the Echo II transaction, the Partnership borrowed $9,500,000 in the form of a senior participation with interest accruing at 10% per annum through July 1, 2014 then at 9% per annum when the Partnership made a one-time $817,525 payment which was applied to principal. The senior participant, as collateral, has a first priority security interest in all of the leased assets acquired by Echo II as well as a senior participation interest in the proceeds from the leased assets, while the Partnership has a junior participation interest until the loan is repaid in full. Beginning May 1, 2014 and monthly thereafter, all of the cash received from these leased assets is applied first against accrued and unpaid interest of the senior participant, second, against any cumulative interest shortfall of the senior participant, third, against accrued and unpaid interest of the junior participants, fourth, against the outstanding principal balance of the senior participation with any excess distributed to the junior participants. There is no stated repayment term for the principal. On September 29, 2014, all rights, title and interest in this senior participation was assigned from the unrelated third party to SQN Asset Finance Income Fund Limited (“SQN AFIF”), a Guernsey incorporated closed ended investment company, a fund managed by the Partnership’s Investment Manager. The outstanding principal balance of the loan as of December 31, 2014 was $7,451,711.

SQN AIF IV, GP LLC [Member]
Loan Payable

13. Loans Payable

In connection with the Echo transaction, the Fund borrowed $6,800,000 in the form of a senior participation with interest accruing at 10% per annum through February 28, 2014 then at 8.9% per annum when the Fund made a one-time $600,000 payment which was applied to principal. The senior participant, as collateral, has a first priority security interest in all of the leased assets acquired by Echo as well as a senior participation interest in the proceeds from the leased assets, while the Fund has a junior participation interest until the loan is repaid in full. Beginning January 1, 2014 and monthly thereafter, all of the cash received from these leased assets is applied first against accrued and unpaid interest of the senior participant, second, against any cumulative interest shortfall of the senior participant, third, against accrued and unpaid interest of the junior participants, fourth, against the outstanding principal balance of the senior participation with any excess distributed to the junior participants. There is no stated repayment term for the principal. The outstanding principal balance of the loan as of December 31, 2014 was $3,852,964.

In connection with the Echo II transaction, the Fund borrowed $9,500,000 in the form of a senior participation with interest accruing at 10% per annum through July 1, 2014 then at 9% per annum when the Fund made a one-time $817,525 payment which was applied to principal. The senior participant, as collateral, has a first priority security interest in all of the leased assets acquired by Echo II as well as a senior participation interest in the proceeds from the leased assets, while the Fund has a junior participation interest until the loan is repaid in full. Beginning May 1, 2014 and monthly thereafter, all of the cash received from these leased assets is applied first against accrued and unpaid interest of the senior participant, second, against any cumulative interest shortfall of the senior participant, third, against accrued and unpaid interest of the junior participants, fourth, against the outstanding principal balance of the senior participation with any excess distributed to the junior participants. There is no stated repayment term for the principal. On September 29, 2014, all rights, title and interest in this senior participation was assigned from the unrelated third party to SQN Asset Finance Income Fund Limited (“SQN AFIF”), a Guernsey incorporated closed ended investment company, a fund managed by the Fund’s Investment Manager. The outstanding principal balance of the loan as of December 31, 2014 was $7,451,711.